Shareholders' equity	6 Months Ended
Jun. 30, 2022
Text Block [Abstract]
Shareholders' equity
14. Shareholders’ equity
During the three months ended June 30, 2022, the
Group issued 2.4 million shares under the ATM agreement with SVB Securities LLC and collected a gross amount of €17.1 million less transaction costs of €0.5 million, resulting in a
n
increase in share capital of €24 thousand and share premium of
€16.6 million.